Accumulated Other Comprehensive Income (Loss) - Reclassification out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount	$ 37,116	$ 34,328	$ 26,542	$ 24,252	$ 71,444	$ 50,794	$ 112,633	$ 100,820	$ 100,997
Income tax expense (benefit)	(821)	(584)	(1,900)	(1,933)	(1,405)	(3,833)	(8,286)	(4,277)	(1,940)
Net income	6,034	7,524	10,397	9,126	13,558	19,523	44,013	36,165	26,499
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(3,161)	1,579	85	141	(1,582)	226	520	(308)	1,623
Reclassification out of Accumulated Other Comprehensive Income | Gains and Losses on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount	(423)	(363)	108	75	(786)	182	(167)	0	0
Income tax expense (benefit)	89	76	(23)	(16)	165	(38)	35	0	0
Net income	(334)	(287)	85	59	(621)	144	(132)	0	0
Reclassification out of Accumulated Other Comprehensive Income | Unrealized Gains and Losses on Available-for-Sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total pre-tax amount	(3,468)	2,362	0	0	(1,106)	0
Realized gains (losses) on securities	(111)	0	0	104	(111)	104	(454)	(4)	1,944
Income tax expense (benefit)	752	(496)	0	(22)	256	(22)	95	1	(408)
Net income	$ (2,827)	$ 1,866	$ 0	$ 82	$ (961)	$ 82	$ (359)	$ (3)	$ 1,536